Consolidated Statements of Cash Flows - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Nov. 14, 2023	Dec. 31, 2022
Operating activities:
Net income		$ 4,970,863	$ 18,296,002
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, depletion, and amortization expense		1,497,749	1,613,402
Accretion of asset retirement obligations		843,865	1,575,296
Equity-based compensation			6,394
Deferred income tax benefit
Amortization of operating lease right-of-use assets		(403)	(329)
Amortization of debt issuance costs		3,890	3,676
Change in fair value of unsettled derivatives		(1,215,693)	(2,185,000)
Change in fair value of warrant liability
Change in fair value of forward purchase agreement
Change in other property, plant, and equipment, net		83,004
(Gain) loss on sale of assets		816,011
Changes in operating assets and liabilities:
Accounts receivable		(921,945)	(243,940)
Prepaid expenses and other assets		26,833	(132,809)
Related party note receivable interest income		(313,401)
Accounts payable and accrued liabilities		1,480,138	148,143
Accrued liabilities		753,595	1,707,701
Royalties payable		157,991	10,248
Royalties payable – related party		8,066	(2,147,652)
Net cash provided by operating activities		8,190,563	18,651,132
Investing activities:
Development of crude oil and gas properties		(6,769,557)	(16,891,856)
Acquisition of business, net of cash acquired
Trust Account withdrawals
Issuance of related party note receivable		(190,998)	(3,809,003)
Net cash provided by (used in) investing activities		(6,960,555)	(20,700,859)
Financing activities:
Proceeds from issuance of long-term debt			8,000,000
Payment of debt issuance costs			(3,000,000)
Repayments of long-term debt		(3,000,000)
Member distributions			(2,000,000)
Repayment of related party notes payable
Redemptions of common stock
Net cash provided by (used in) financing activities		(3,000,000)	3,000,000
Net change in cash and cash equivalents		(1,769,992)	950,273
Cash and cash equivalents at beginning of period	$ 246,323	2,016,315	1,066,042
Cash and cash equivalents at end of period		246,323	2,016,315
Cash paid during the period for:
Interest on debt		2,002,067	847,968
Income taxes
Amounts included in the measurement of operating lease liabilities		56,625	151,655
Supplemental disclosure of non-cash investing and financing activities:
Operating lease assets obtained in exchange for operating lease obligations			46,528
Impact to right-of-use assets and lease liabilities due to lease modification			50,921
Accrued purchases of property and equipment at period end		256,237	$ 663,954
Successor
Operating activities:
Net income	(9,001,202)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, depletion, and amortization expense	352,127
Accretion of asset retirement obligations	11,062
Equity-based compensation	3,445,965
Deferred income tax benefit	(2,365,632)
Amortization of operating lease right-of-use assets
Amortization of debt issuance costs	1,191,553
Change in fair value of unsettled derivatives	(443,349)
Change in fair value of warrant liability	(187,704)
Change in fair value of forward purchase agreement	(3,268,581)
Change in other property, plant, and equipment, net
(Gain) loss on sale of assets
Changes in operating assets and liabilities:
Accounts receivable	1,793,055
Prepaid expenses and other assets	(258,431)
Related party note receivable interest income
Accounts payable and accrued liabilities	7,953,598
Accrued liabilities	1,251,677
Royalties payable	(313,381)
Royalties payable – related party	323,717
Net cash provided by operating activities	484,474
Investing activities:
Development of crude oil and gas properties	(238,499)
Acquisition of business, net of cash acquired	(30,827,804)
Trust Account withdrawals	49,362,479
Issuance of related party note receivable
Net cash provided by (used in) investing activities	18,296,176
Financing activities:
Proceeds from issuance of long-term debt	28,000,000
Payment of debt issuance costs	(808,992)
Repayments of long-term debt	(319,297)
Member distributions
Repayment of related party notes payable
Redemptions of common stock	(44,737,839)
Net cash provided by (used in) financing activities	(17,866,128)
Net change in cash and cash equivalents	914,522
Cash and cash equivalents at beginning of period	2,590,932
Cash and cash equivalents at end of period	3,505,454	$ 2,590,932
Cash paid during the period for:
Interest on debt	370,625
Income taxes	154,000
Amounts included in the measurement of operating lease liabilities
Supplemental disclosure of non-cash investing and financing activities:
Operating lease assets obtained in exchange for operating lease obligations
Impact to right-of-use assets and lease liabilities due to lease modification
Accrued purchases of property and equipment at period end	$ 141,481